Note 16 - Earnings / (Losses) Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 435,121	$ 8,877	$ 98,999
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(31,082)	(31,269)
Add: gain from retirement of Preferred Stock	0	619	0
Net income / (loss) available to common stockholders	$ 404,053	$ (21,586)	$ 67,730
Weighted average number of common shares, basic and diluted (in shares)	123,070,730	120,696,130	115,747,452
Earnings / (losses) per common share, basic and diluted (in dollars per share)	$ 3.28	$ (0.18)	$ 0.59